Risks and Financial Instruments - Contractual undiscounted cash outflows (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
2020 [member]
Summary of risks and financial instruments [line items]
DI rate	4.40%
Exchange rate of the Real against the U.S. dollar	405
TJLP rate	5.57%
IGP-M rate	4.18%
IPCA rate	3.46%
2021 [member]
Summary of risks and financial instruments [line items]
DI rate	4.95%
Exchange rate of the Real against the U.S. dollar	4.17
IGP-M rate	3.99%
IPCA rate	3.45%
2022 [member]
Summary of risks and financial instruments [line items]
DI rate	5.57%
Exchange rate of the Real against the U.S. dollar	4.33
IGP-M rate	3.75%
IPCA rate	3.50%
2023 [member]
Summary of risks and financial instruments [line items]
DI rate	6.01%
Exchange rate of the Real against the U.S. dollar	4.52
IGP-M rate	3.58%
IPCA rate	3.25%
2024 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.73
2025 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	4.93
2026 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.13
2027 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.34
2028 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.56
2029 [member]
Summary of risks and financial instruments [line items]
Exchange rate of the Real against the U.S. dollar	5.78